Goodwill (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Goodwill
Goodwill - January 1, 2022	$ 183,836
Impairment	0
Dispositions	(2,948,655)
Goodwill - December 31, 2022 and March 31, 2023	$ 183,836